Average Annual Total Returns - FidelitySeriesInternationalFunds-ComboPRO - FidelitySeriesInternationalFunds-ComboPRO - Fidelity Series Emerging Markets Fund	Dec. 30, 2023
Fidelity Series Emerging Markets Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(24.50%)
Since Inception	(3.53%)	[1]
Fidelity Series Emerging Markets Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(24.99%)
Since Inception	(4.22%)	[1]
Fidelity Series Emerging Markets Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(14.23%)
Since Inception	(2.74%)	[1]
MC041
Average Annual Return:
Past 1 year	(20.07%)
Since Inception	(0.19%)	[1]

[1]	AFrom August 29, 2018.